Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax, Total	$ (76)	$ 635	$ 868